Trade and Other Payables - Summary of Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Accounts payable for property, plant and equipment	₽ 2,600	₽ 2,774
Wages and salaries payable	1,581	1,504
Accruals for breach of contract terms	456	176
Dividends payable, common shares	146	152
Dividends payable, preferred shares	86	86
Other	5,643	9,778
Total	₽ 10,512	₽ 14,470